Short-Term Operating Lease (Details) - Schedule of leases and the company's consolidated financial statements - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Schedule of leases and the company's consolidated financial statements [Abstract]
Operating lease costs	$ 131,046	$ 177,487	$ 253,966	$ 136,064